Commitments and Contingencies (Details) - USD ($) $ in Millions						3 Months Ended	12 Months Ended
	Apr. 15, 2016	Mar. 29, 2016	Mar. 22, 2016	Jan. 30, 2014	May 01, 2012	Mar. 31, 2016	Dec. 31, 2015	Dec. 02, 2014
Changes in Environmental Liabilities
Accruals for environmental expenditures						$ 29	$ 33
Tioga Crude Oil Pipeline Release
Changes in Environmental Liabilities
Accruals for environmental expenditures						23	27
Environmental liability insurance deductible						1
Environmental liabilities insurance coverage limit						25
Environmental Remediation Expense							66
Total remediation costs							(41)
Insurance Settlements Receivable							0
Northwest Products System
Changes in Environmental Liabilities
Accruals for environmental expenditures							$ 4
Questar Gas Company v. QEP Field Services Company
Changes in Environmental Liabilities
Loss Contingency, Settlement Agreement, Date			March 22, 2016
Payments for Legal Settlements						15
Complaint filing date					May 1, 2012
Liability for estimated damages								$ 21
Gain (Loss) Related to Litigation Settlement						$ 6
XTO Energy Inc. v. QEP Field Services Company
Changes in Environmental Liabilities
Loss Contingency, Settlement Agreement, Date		March 29, 2016
Complaint filing date				January 30, 2014
Subsequent Event | XTO Energy Inc. v. QEP Field Services Company
Changes in Environmental Liabilities
Litigation Settlement, Amount	$ 22
Proceeds from Legal Settlements	$ 21